Expenses for shipping activities - Vessel operating expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Operating expenses	$ (71,456)	$ (73,105)
Insurance	(7,414)	(5,383)
Total vessel operating expenses	$ (78,870)	$ (78,488)	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.